Risk management - Trading Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Balance sheet amount
Total assets	€ 1,444,305.0	€ 1,339,125.0	€ 1,340,260.0
Liabilities subject to market risk	1,444,305.0	1,339,125.0	1,340,260.0
Liabilities	1,337,472.0	1,236,426.0	1,241,507.0
Total equity	106,833.0	102,699.0	98,753.0	€ 89,714.0
Market risk | Assets subject to market risk
Balance sheet amount
Total assets	1,444,305.0
Market risk | Liabilities subject to market risk
Balance sheet amount
Liabilities subject to market risk	1,444,305.0
Market risk | Equity
Balance sheet amount
Total equity	106,833.0
Market risk | Financial liabilities held for trading | Liabilities subject to market risk
Balance sheet amount
Liabilities	107,624.0
Market risk | Financial liabilities designated at fair value through profit or loss | Liabilities subject to market risk
Balance sheet amount
Liabilities	59,616.0
Market risk | Hedging derivatives, category | Liabilities subject to market risk
Balance sheet amount
Liabilities	8,044.0
Market risk | Financial liabilities at amortized cost, category | Liabilities subject to market risk
Balance sheet amount
Liabilities	1,126,399.0
Market risk | Provisions | Liabilities subject to market risk
Balance sheet amount
Liabilities	14,489.0
Market risk | Other financial liabilities | Liabilities subject to market risk
Balance sheet amount
Liabilities	8,709.0
Market risk | Other non-financial liabilities
Balance sheet amount
Liabilities	12,591.0
Market risk | Cash and deposits at central banks | Assets subject to market risk
Balance sheet amount
Total assets	110,995.0
Market risk | Financial assets held for trading | Assets subject to market risk
Balance sheet amount
Total assets	125,458.0
Market risk | Financial assets designated at fair value through profit or loss | Assets subject to market risk
Balance sheet amount
Total assets	34,782.0
Market risk | Financial assets available for sale | Assets subject to market risk
Balance sheet amount
Total assets	133,271.0
Market risk | Investments accounted for using equity method | Assets subject to market risk
Balance sheet amount
Total assets	6,184.0
Market risk | Hedging derivatives, category | Assets subject to market risk
Balance sheet amount
Total assets	8,537.0
Market risk | Loans | Assets subject to market risk
Balance sheet amount
Total assets	916,504.0
Market risk | Other financial assets | Assets subject to market risk
Balance sheet amount
Total assets	47,390.0
Market risk | Other non-financial assets | Assets subject to market risk
Balance sheet amount
Total assets	€ 61,184.0
Trading market risk
Balance sheet amount
VaR confidence level, percent	99.00%
Time frame, historical simulation	1 day
Time frame from reference date	2 years
Number of figures calculated daily for VaR | item	2
Main market risk metric
VaR	€ 10.2	17.9	13.6
Trading market risk | Minimum
Balance sheet amount
Time frame from reference date	520 days
Main market risk metric
VaR	€ 9.7	11.1
Trading market risk | Assets subject to market risk
Main market risk metric
VaR	167,943.0
Trading market risk | Liabilities subject to market risk
Main market risk metric
VaR	175,088.0
Trading market risk | Financial liabilities held for trading | Liabilities subject to market risk
Main market risk metric
VaR	107,442.0
Trading market risk | Financial liabilities designated at fair value through profit or loss | Liabilities subject to market risk
Main market risk metric
VaR	59,609.0
Trading market risk | Hedging derivatives, category | Liabilities subject to market risk
Main market risk metric
VaR	8,037.0
Trading market risk | Financial assets held for trading | Assets subject to market risk
Main market risk metric
VaR	124,924.0
Trading market risk | Financial assets designated at fair value through profit or loss | Assets subject to market risk
Main market risk metric
VaR	34,500.0
Trading market risk | Hedging derivatives, category | Assets subject to market risk
Main market risk metric
VaR	8,519.0
Other market risk metrics | Assets subject to market risk
Main market risk metric
Other risk factors	1,276,362.0
Other market risk metrics | Liabilities subject to market risk
Main market risk metric
Other risk factors	1,269,217.0
Other market risk metrics | Equity
Main market risk metric
Other risk factors	106,833.0
Other market risk metrics | Other non-financial liabilities
Main market risk metric
Other risk factors	12,591.0
Other market risk metrics | Other non-financial assets | Assets subject to market risk
Main market risk metric
Other risk factors	61,184.0
Interest rate risk
Main market risk metric
VaR	7.9	17.9	12.7
Interest rate risk | Minimum
Main market risk metric
VaR	7.7
Interest rate risk | Financial liabilities at amortized cost, category | Liabilities subject to market risk
Main market risk metric
Other risk factors	1,126,399.0
Interest rate risk | Provisions | Liabilities subject to market risk
Main market risk metric
Other risk factors	14,489.0
Interest rate risk | Other financial liabilities | Liabilities subject to market risk
Main market risk metric
Other risk factors	8,709.0
Interest rate risk | Cash and deposits at central banks | Assets subject to market risk
Main market risk metric
Other risk factors	110,995.0
Interest rate risk | Loans | Assets subject to market risk
Main market risk metric
Other risk factors	916,504.0
Interest rate risk | Other financial assets | Assets subject to market risk
Main market risk metric
Other risk factors	47,390.0
Interest rate; credit spread | Financial liabilities held for trading | Liabilities subject to market risk
Main market risk metric
Other risk factors	182.0
Interest rate; credit spread | Financial liabilities designated at fair value through profit or loss | Liabilities subject to market risk
Main market risk metric
Other risk factors	7.0
Interest rate; credit spread | Financial assets held for trading | Assets subject to market risk
Main market risk metric
Other risk factors	534.0
Interest rate; credit spread | Financial assets designated at fair value through profit or loss | Assets subject to market risk
Main market risk metric
Other risk factors	282.0
Interest rate; equities | Financial assets available for sale | Assets subject to market risk
Main market risk metric
Other risk factors	133,271.0
Equity price risk
Main market risk metric
VaR	1.9	€ 1.4	€ 1.1
Equity price risk | Minimum
Main market risk metric
VaR	1.0
Equity price risk | Investments accounted for using equity method | Assets subject to market risk
Main market risk metric
Other risk factors	6,184.0
Interest and exchange rates | Hedging derivatives, category | Liabilities subject to market risk
Main market risk metric
Other risk factors	7.0
Interest and exchange rates | Hedging derivatives, category | Assets subject to market risk
Main market risk metric
Other risk factors	€ 18.0